SEGMENT REPORTING	12 Months Ended
Oct. 28, 2012
SEGMENT REPORTING
SEGMENT REPORTING

NOTE O

SEGMENT REPORTING

The Company develops, processes, and distributes a wide array of food products in a variety of markets. The Company reports its results in the following five segments: Grocery Products, Refrigerated Foods, Jennie-O Turkey Store, Specialty Foods, and All Other.

The Grocery Products segment consists primarily of the processing, marketing, and sale of shelf-stable food products sold predominantly in the retail market. This segment also includes the results from the Company’s MegaMex joint venture.

The Refrigerated Foods segment includes the Hormel Refrigerated operating segment and the Affiliated Business Units. This segment consists primarily of the processing, marketing, and sale of branded and unbranded pork and beef products for retail, foodservice, and fresh product customers.

The Affiliated Business Units include the Farmer John, Burke Corporation, Dan’s Prize, Saag’s Products, Inc., and Precept Foods businesses. Precept Foods, LLC, is a 50.01 percent owned joint venture.

The Jennie-O Turkey Store segment consists primarily of the processing, marketing, and sale of branded and unbranded turkey products for retail, foodservice, and fresh product customers.

The Specialty Foods segment includes the Diamond Crystal Brands, Century Foods International, and Hormel Specialty Products operating segments. This segment consists of the packaging and sale of various sugar and sugar substitute products, salt and pepper products, liquid portion products, dessert mixes, ready-to-drink products, sports nutrition products, gelatin products, and private label canned meats to retail and foodservice customers. This segment also includes the processing, marketing, and sale of nutritional food products and supplements to hospitals, nursing homes, and other marketers of nutritional products.

The All Other segment includes the Hormel Foods International operating segment, which manufactures, markets, and sells Company products internationally. This segment also includes the results from the Company’s international joint ventures and miscellaneous corporate sales.

Intersegment sales are recorded at prices that approximate cost and are eliminated in the Consolidated Statements of Operations. The Company does not allocate investment income, interest expense, and interest income to its segments when measuring performance. The Company also retains various other income and unallocated expenses at corporate. Equity in earnings of affiliates is included in segment operating profit; however, earnings attributable to the Company’s noncontrolling interests are excluded. These items are included below as net interest and investment expense (income), general corporate expense, and noncontrolling interest when reconciling to earnings before income taxes.

Sales and operating profits for each of the Company’s reportable segments and reconciliation to earnings before income taxes are set forth below. The Company is an integrated enterprise, characterized by substantial intersegment cooperation, cost allocations, and sharing of assets. Therefore, the Company does not represent that these segments, if operated independently, would report the operating profit and other financial information shown below.

(in thousands)	2012	2011	2010
Sales to Unaffiliated Customers
Grocery Products	$1,170,871	$1,064,558	$1,040,455
Refrigerated Foods	4,222,752	4,189,224	3,818,788
Jennie-O Turkey Store	1,549,227	1,467,222	1,310,412
Specialty Foods	924,472	835,584	782,958
All Other	363,348	338,501	268,106
Total	$8,230,670	$7,895,089	$7,220,719
Intersegment Sales
Grocery Products	$ –	$ –	$ –
Refrigerated Foods	12,144	14,101	9,152
Jennie-0 Turkey Store	125,575	124,868	111,262
Specialty Foods	133	127	118
All Other	–	–	–
Total	137,852	139,096	120,532
Intersegment elimination	(137,852)	(139,096)	(120,532)
Total	$ –	$ –	$ –
Net Sales
Grocery Products	$1,170,871	$1,064,558	$1,040,455
Refrigerated Foods	4,234,896	4,203,325	3,827,940
Jennie-O Turkey Store	1,674,802	1,592,090	1,421,674
Specialty Foods	924,605	835,711	783,076
All Other	363,348	338,501	268,106
Intersegment elimination	(137,852)	(139,096)	(120,532)
Total	$8,230,670	$7,895,089	$7,220,719
Segment Operating Profit
Grocery Products	$ 181,251	$ 162,556	$ 155,922
Refrigerated Foods	228,665	292,624	276,315
Jennie-O Turkey Store	238,298	204,940	143,644
Specialty Foods	83,089	76,905	80,727
All Other	49,889	36,250	26,126
Total segment operating profit	$ 781,192	$ 773,275	$ 682,734
Net interest and investment expense (income)	6,339	23,448	22,024
General corporate expense	21,429	35,992	40,348
Noncontrolling interest	4,911	5,001	4,189
Earnings before income taxes	$ 758,335	$ 718,836	$ 624,551

(in thousands)	2012	2011	2010
Assets
Grocery Products	$ 683,601	$ 670,398	$ 591,082
Refrigerated Foods	1,171,161	1,177,588	1,173,540
Jennie-O Turkey Store	857,682	805,459	760,566
Specialty Foods	506,237	475,289	432,820
All Other	224,847	196,957	178,642
Corporate	1,120,438	918,700	917,268
Total	$4,563,966	$4,244,391	$4,053,918
Additions to Property, Plant and Equipment
Grocery Products	$ 17,966	$ 10,910	$ 27,018
Refrigerated Foods	67,003	45,244	38,417
Jennie-O Turkey Store	33,594	29,507	15,986
Specialty Foods	3,779	3,470	1,807
All Other	2,794	1,145	788
Corporate	7,167	6,635	5,807
Total	$ 132,303	$ 96,911	$ 89,823
Depreciation and Amortization
Grocery Products	$ 15,870	$ 15,597	$ 15,084
Refrigerated Foods	60,229	65,689	64,051
Jennie-O Turkey Store	26,144	25,379	26,898
Specialty Foods	9,871	9,817	11,831
All Other	1,437	1,387	1,305
Corporate	5,943	6,296	6,422
Total	$ 119,494	$ 124,165	$ 125,591

The Company’s products primarily consist of meat and other food products. Perishable meat includes fresh meats, refrigerated meal solutions, sausages, hams, wieners, and bacon (excluding JOTS products). The Poultry category is composed primarily of JOTS products. Shelf-stable includes canned products, tortillas, salsas, and other items that do not require refrigeration. The Other category primarily consists of nutritional food products and supplements, sugar and sugar substitutes, dessert and drink mixes, and industrial gelatin products. The percentages of total revenues contributed by classes of similar products for the last three fiscal years are as follows:

	Fiscal Year Ended
	October 28, 2012	October 30, 2011	October 31, 2010
Perishable meat	53.5%	55.1%	54.3%
Poultry	19.3	19.1	18.7
Shelf-stable	17.6	16.8	17.5
Other	9.6	9.0	9.5
	100.0%	100.0%	100.0%

Revenues from external customers are classified as domestic or foreign based on the final customer destination where title passes. No individual foreign country is material to the consolidated results. Additionally, the Company’s long-lived assets located in foreign countries are not significant. Total revenues attributed to the U.S. and all foreign countries in total for the last three fiscal years are as follows:

	Fiscal Year Ended
(in thousands)	October 28, 2012	October 30, 2011	October 31, 2010
United States	$7,739,826	$7,431,798	$6,874,150
Foreign	490,844	463,291	346,569
	$8,230,670	$7,895,089	$7,220,719

In fiscal 2012, sales to Wal-Mart Stores, Inc. (Wal-Mart) represented $1.19 billion or 13.2 percent of the Company’s consolidated revenues (measured as gross sales less returns and allowances). Wal-Mart is a customer for all five segments of the Company.